Other Current and Long-term Liabilities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Other current liabilities
Fair value of swaps	$ 120,881,000	$ 130,100,000
Other current liabilities	365,000	365,000
Total	121,246,000	130,465,000
Other long-term liabilities
Fair value of swaps	112,279,000	176,948,000
Other long-term liabilities	12,145,000	10,315,000
Total	124,424,000	187,263,000
Deferred fee accrued pursuant to the Bank Agreement	$ 4,900,000	$ 4,800,000